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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
            Check here if Amendment [ ]; Amendment Number:__________

                        This Amendment (Check only one.):
                               [ ]  is a restatement.
                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:


/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

May 17,  1999
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         14

Form 13F Information Table Value Total:

         $128,262 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                        Value                    Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                  Title of   CUSIP      (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Share     None
--------------                  --------   -----      --------   -------- ------ ----  ----------  --------   ----   -----     ----
                                 Class                            prn amt
                                 -----                            -------

BMC Software Inc                  COM    098586100       3,848     160,349   SH          SOLE                 160,349
Calypte Biomedical Corp           COM    131722100         550     200,000   SH          SOLE                 200,000
Cash Amer Intl Inc                COM    14754D100         773      60,000   SH          SOLE                  60,000
Cognizant Technology Solutions    CL A   192446102       1,388      50,000   SH          SOLE                  50,000
Computer Assoc Intl Inc           COM    204912109      23,480     660,300   SH          SOLE                 660,300
Dialogic Corp                     COM    252499108       1,572      51,550   SH          SOLE                  51,550
Exodus Communications Inc         COM    302088109       3,651      27,142   SH          SOLE                  27,142
Global Telesystems Group          COM    37936U104      22,178     484,077   SH          SOLE                 484,077
I-Stat Corp                       COM    450312103         463      50,000   SH          SOLE                  50,000
MGC Communications Inc            COM    552763302       1,071     128,571   SH          SOLE                 128,571
Primus Telecomm Grp               COM    741929103       4,352     558,890   SH          SOLE                 558,890
Sepracor Inc                      COM    817315104      34,360     306,100   SH          SOLE                 306,100
Software Spectrum Inc             COM    833960107       2,270     166,560   SH          SOLE                 166,560
Sybase Inc                        COM    871130100      28,306   3,565,000   SH          SOLE               3,565,000

